Net Income (Loss) Per Share	3 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
11 - Net Income (Loss) Per Share
The following table presents a reconciliation of basic and diluted earnings per share computations for the periods presented:

	Three Months Ended June 30,
(in millions, except per share amounts)	2025	2024
Numerator:
Income (loss) attributable to ordinary shareholders — basic and diluted
Net income (loss)	$130	$223
Denominator:
Weighted average ordinary shares used to calculate income (loss) per share — basic	1,058	1,044
Equity-classified share-based awards	7	16
Weighted average ordinary shares used to calculate income (loss) per share — diluted	1,065	1,060
Income (loss) per share attributable to ordinary shareholders — basic
Net income (loss) per ordinary share - basic	$0.12	$0.21
Income (loss) per share attributable to ordinary shareholders — diluted
Net income (loss) per ordinary share - diluted	$0.12	$0.21
Securities excluded from diluted net income (loss) per ordinary share because their effect would have been anti-dilutive:
Restricted share units	1	—
Performance share units (1)	1	1
Total	2	1
(1)    Certain executive awards entitle participants to a fixed number of ordinary shares calculated based on the total fixed monetary amount divided by the offering price for the Company’s initial public offering (the “IPO”).